EATON SHAREHOLDERS' EQUITY - Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	$ 4,932	$ 4,566	$ 3,827
Tax expense	(841)	(768)	(604)
Total, net of tax	4,087	$ 3,794	$ 3,218
Reclassification out of Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total, net of tax	(13)
Gains and (losses) on net investment hedges (amount excluded from effectiveness testing) | Reclassification out of Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	15
Tax expense	0
Total, net of tax	15
Amortization of defined benefits pensions and other postretirement benefits items | Reclassification out of Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	(67)
Tax expense	17
Total, net of tax	(50)
Gains and (losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	(6)
Total, net of tax	22
Gains and (losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Loss | Floating-to-fixed interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	13
Gains and (losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Loss | Currency exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	13
Gains and (losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Loss | Commodity contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	$ 1